Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Adviser Series
Prospectus Date	rr_ProspectusDate	Jun. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2020